Derivative Financial Instruments - Summary of Financial Assets and Financial Liabilities Measured and Recognised at Fair Value (Detail) - Participating cross currency swap contracts [member]	12 Months Ended
	Dec. 31, 2018 TRY (₺)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 TRY (₺)
Level 3 [member] | EUR [member] | 23 October 2025 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Nominal Value | €			€ 500,000
Maturity Date	23 October 2025
Fair Value	₺ 208,462				₺ 627,385
Hedge Ratio	1
Change in intrinsic value of outstanding hedging instruments	₺ 359,400
Change in value of hedging item used to determine hedge effectiveness	₺ (359,400)
Level 3 [member] | EUR [member] | 22 April 2026 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Nominal Value | €			€ 60,000
Maturity Date	22 April 2026
Fair Value	₺ 64,670				1,078
Hedge Ratio	1
Change in intrinsic value of outstanding hedging instruments	₺ 43,128
Change in value of hedging item used to determine hedge effectiveness	₺ (43,128)
Level 3 [member] | USD [member] | 16 September 2020 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Nominal Value | $		$ 400,000
Maturity Date	16 September 2020
Fair Value	₺ 394,975				₺ 224,560
Hedge Ratio	1
Change in intrinsic value of outstanding hedging instruments	₺ 179,388
Change in value of hedging item used to determine hedge effectiveness	₺ (179,388)
Level 3 [member] | USD [member] | 10 April 2026 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Nominal Value | $		$ 20,000
Maturity Date	10 April 2026
Fair Value	₺ 9,234
Hedge Ratio	1
Change in intrinsic value of outstanding hedging instruments	₺ 13,519
Change in value of hedging item used to determine hedge effectiveness	₺ (13,519)
Level 2 [member] | Other foreign currency (RMB) [member] | 22 April 2026 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Nominal Value | ¥				¥ 202,600
Maturity Date	22 April 2026
Fair Value	₺ 53,583
Hedge Ratio	1
Change in intrinsic value of outstanding hedging instruments	₺ 15,600
Change in value of hedging item used to determine hedge effectiveness	₺ (15,600)